Leases (Details 3) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Operating Lease
2022		$ 314,642
2023		295,888,000
2024		292,880
2025		275,397
2026		212,741
2027		164,028
2028		154,870
Total lease payments		1,710,446
Less imputed interest		142,512
Present value of lease liability	$ 1,325,013	125,191
Financing Lease
2022		185,697
2023		117,370
2024		78,279
2025		54,571
2026		0
2027		0
2028		0
Total lease payments		435,917
Less imputed interest		57,877
Present value of lease liability		$ 378,040